Segments	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segments

NOTE 17 — Segments

The Company operated and managed its business as of December 31, 2013 as three distinct operating segments: Actavis Pharma, Actavis Specialty Brands and Anda Distribution. In January 2014, the Company organized its business into two operating segments: Actavis Pharma and Anda Distribution. In the third quarter of 2014, as a result of the Forest Acquisition the Company again realigned its organizational structure. Under the new organizational structure, the Company has organized its business into three operating segments: North American Brands, North American Generics and International and Anda Distribution.

The North American Brands segment includes patent-protected and off-patent products that the Company sells and markets as brand pharmaceutical products within North America. The North American Generics and International segment includes certain trademarked off-patent products that the Company sells and markets as off-patent pharmaceutical products that are therapeutically equivalent to proprietary products within North America. Also included in this segment are international revenues, which include patent-protected and off-patent products that the Company sells and markets as brand pharmaceutical products, certain trademarked off-patent products that the Company sells and markets as off-patent pharmaceutical products that are therapeutically equivalent to proprietary products, over the counter products and revenues from our third party Medis business. The Anda Distribution segment distributes generic and brand pharmaceutical products manufactured by third parties, as well as by the Company, primarily to independent pharmacies, pharmacy chains, pharmacy buying groups and physicians’ offices. The Anda Distribution segment operating results exclude sales of products developed, acquired, or licensed by the North American Brands and North American Generics and International segments. The Company has revised its previously filed financial statements for this change. These revisions do not impact the consolidated balance sheet, the consolidated statement of operations, the consolidated statement of comprehensive (loss)/income, the consolidated statement of cash flows or the consolidated statement of stockholders’ equity.

The accounting policies of the operating segments are the same as those described in “NOTE 3 — Summary of Significant Accounting Policies.” The Company evaluates segment performance based on segment contribution. Segment contribution for North American Brands, North American Generics and International, and Anda Distribution represents segment net revenues less cost of sales (excluding amortization and impairment of acquired intangibles including product rights), selling and marketing expenses and general and administrative expenses. The Company does not report total assets, capital expenditures, R&D expenses, amortization, goodwill impairments, loss on assets held for sale and loss on asset sales, impairments and contingent consideration adjustment, net by segment as not all such information has been accounted for at the segment level, nor has such information been used by all segments. R&D expenses were $616.9 million, $402.5 million and $306.6 million in the years ended December 31, 2013, 2012 and 2011, respectively.

Segment net revenues, segment operating expenses and segment contribution information for the Company’s North American Brands, North American Generics and International and Anda Distribution segments consisted of the following for the year ended December 31, 2013 (in millions):

	Year Ended December 31, 2013
	North America Brands	North America Generics and International	Anda Distribution	Total

Product sales	$995.0	$6,299.9	$1,196.9	$8,491.8
Other revenue	67.5	118.3	—	185.8

Net revenues	1,062.5	6,418.2	1,196.9	8,677.6

Operating expenses:
Cost of sales(1)	343.6	3,322.6	1,024.5	4,690.7
Selling and marketing	264.8	663.4	92.1	1,020.3
General and administrative	237.9	756.9	32.7	1,027.5

Contribution	$216.2	$1,675.3	$47.6	$1,939.1

Contribution margin	20.3%	26.1%	4.0%	22.3%
Research and Development				616.9
Amortization				842.7
Goodwill impairment				647.5
Loss on asset held for sale				42.7
Loss on asset sales, impairments and contingent consideration adjustment, net				212.5

Operating income				$(423.2)

Operating margin				(4.9)%

(1)	Excludes amortization and impairment of acquired intangibles including product rights.

Segment net revenues, segment operating expenses and segment contribution information for the Company’s North American Brands, North American Generics and International and Anda Distribution segments consisted of the following for the year ended December 31, 2012 (in millions):

	Year Ended December 31, 2012
	North America Brands	North America Generics and International	Anda Distribution	Total

Product sales	$407.8	$4,389.0	$986.4	$5,783.2
Other revenue	70.4	61.3	—	131.7

Net revenues	478.2	4,450.3	986.4	5,914.9

Operating expenses:
Cost of sales(1)	116.2	2,431.5	846.6	3,394.3
Selling and marketing	175.3	297.6	73.6	546.5
General and administrative	27.5	559.9	37.9	625.3

Contribution	$159.2	$1,161.3	$28.3	$1,348.8

Contribution margin	33.3%	26.1%	2.9%	22.8%
Research and Development				402.5
Amortization				481.1
Goodwill impairment				—
Loss on asset held for sale				—
Loss on asset sales, impairments and contingent consideration adjustment, net				149.5

Operating income				$315.7

Operating margin				5.3%

(1)	Excludes amortization and impairment of acquired intangibles including product rights.

Segment net revenues, segment operating expenses and segment contribution information for the Company’s Actavis Pharma and Anda Distribution segments consisted of the following for the year ended December 31, 2011 (in millions):

	Year Ended December 31, 2011
	North America Brands	North America Generics and International	Anda Distribution	Total

Product sales	$359.4	$3,325.7	$776.2	$4,461.3
Other revenue	72.7	50.4	—	123.1

Net revenues	432.1	3,376.1	776.2	4,584.4

Operating expenses:
Cost of sales(1)	94.4	1,819.4	652.7	2,566.5
Selling and marketing	168.2	172.6	61.0	401.8
General and administrative	25.3	302.7	25.1	353.1

Contribution	$144.2	$1,081.4	$37.4	$1,263.0

Contribution margin	33.4%	32.0%	4.8%	27.5%
Research and Development				306.6
Amortization				354.3
Goodwill impairment				—
Loss on asset held for sale				—
Loss on asset sales, impairments and contingent consideration adjustment, net				78.7

Operating income				$523.4

Operating margin				11.4%

(1)	Excludes amortization and impairment of acquired intangibles including product rights.

The following table presents net revenues for the North American Generics and International reporting units for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Year Ended December 31,
	2013	2012	2011
North American Generics	3,915.7	3,472.2	2,945.6
International	2,502.5	978.1	430.5

Net Revenues	$6,418.2	$4,450.3	$3,376.1

The following table presents net revenues for the North American Brands segment for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Years Ended December 31,
	2013	2012	2011
North American Brands
Gastroenterology
Delzicol®/Asacol® HD	150.2	—	—

Total Gastroenterology	150.2	—	—
Women’s Health
Lo Loestrin® Fe	63.3	—	—
Minastrin® 24 Fe	55.7	—	—
Estrace® Cream	60.7	—	—
Other Women’s Health	113.1	61.9	32.5

Total Women’s Health	292.8	61.9	32.5
Urology	258.6	217.7	209.0
Dermatology/Established Brands	360.9	198.6	190.6

Total North American Brands	$1,062.5	$478.2	$432.1

North American Brand revenues are monitored based on the current mix of promoted products within Women’s Health, Urology, Gastroenterology and Dermatology / Established Brands. Movement of products between categories may occur from time to time based on changes in promotional activities.

Period-over-period movements include the impact and timing of acquisitions from the date the assets / businesses were acquired. Most notably:

•	the fiscal year ended December 31, 2013 includes the revenue impact of the Warner Chilcott Acquisition. The revenues recognized from the Warner Chilcott brands are primarily reflected in the North American Brands reporting unit with a portion of their revenues being recognized in the International reporting unit; and

•	the fiscal years ended December 31, 2013 and 2012, include the revenue impact of the Actavis Group Acquisition. The revenues recognized from the Actavis Group products are primarily reflected in the North American Generics and International reporting units.

The Company’s net product sales are represented by the sale of products in the following geographic areas for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Year Ended December 31,
	2013	2012	2011
Americas	$6,051.4	$4,867.3	$4,089.9
Europe	2,003.8	677.7	288.8
MEAAP	436.6	238.2	82.6

	$8,491.8	$5,783.2	$4,461.3

The Company’s net product sales are represented by the sale of products in the following therapeutic categories for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Year Ended December 31,
	2013	2012	2011
Central nervous system	$2,465.6	$1,964.0	$1,517.4
Cardiovascular	1,692.6	1,298.5	977.2
Hormones and synthetic substitutes	1,181.0	868.5	724.7
Anti-infective agents	469.1	267.9	197.9
Dermatologicals	375.0	78.7	55.3
Gastrointestinal	303.5	160.0	95.5
Alimentary tract and metabolism	246.1	47.5	—
Urology	161.7	174.0	140.5
Musculo-skeletal system	153.5	—	—
Women’s healthcare	120.0	—	—
Other	1,323.7	924.1	752.8

	$8,491.8	$5,783.2	$4,461.3